Environment	12 Months Ended
Dec. 31, 2024
ENVIRONMENT
Environment

39.  ENVIRONMENT

Environmental expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

						12-31-2024				12-31-2023
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Pehuenche S.A.		Waste Management	In progress	42,693	—	42,693	—	—	42,693	68,947
	Pehuenche power plant	Environmental Sanitation	In progress	6,652	—	6,652	—	—	6,652	1,707
		Environmental materials	In progress	5,690	—	5,690	—	—	5,690	18,170
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	3,550,212	—	3,550,212	8,622,291	12/31/2025	12,172,503	1,532,887
	SEF STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	612,337	—	612,337	—	—	612,337	639,601
	Improvements environmental impact	Urban tree planting project (2T)	In progress	—	—	—	10,000,000	12/31/2025	10,000,000	—
		Waste recovery initiative (4T)	In progress	—	—	—	2,000,000	12/31/2025	2,000,000	—
		Asbestos Storage Project (2T)	In progress	—	—	—	7,000,000	12/31/2025	7,000,000	—
		MA Space in the CEO (2T)	In progress	—	—	—	12,000,000	12/31/2025	12,000,000	—
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	9,564,824	7,168,324	2,396,500	1,487,715	—	11,052,539	1,798,851
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,521,191	424,705	1,096,486	894,654	—	2,415,845	1,790,310
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	378,046	—	378,046	—	—	378,046	502,557
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	436,358	—	436,358	—	—	436,358	91,480
	Environmental sanitation	Contracts for vector control, deratization, disinfection	In progress	49,880	—	49,880	—	—	49,880	22,180
	Campaigns and Studies	Contracts for Environmental Monitoring ( Flora and Fauna- Archeology, others)	In progress	595,261	—	595,261	—	—	595,261	—
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	38,663	—	38,663	—	—	38,663	19,073
	Outsourced services	Other services (contracts with third parties)	In progress	32,667	—	32,667	—	—	32,667	83,111
	Household waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	22,132	—	22,132	—	—	22,132	6,177
	Environmental Travel	Tickets - accommodation and travel allowance for site visits to facilities	In progress	124,926	—	124,926	—	—	124,926	—
	Legal requirements contract	Environmental and sectorial permit management contract.	In progress	193,742	—	193,742	—	—	193,742	27,037
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	8,526	—	8,526	—	—	8,526	41,615
	Bird collision monitoring contract	Bird Collision Monitoring Contract	In progress	10,760	—	10,760	—	—	10,760	388,175
Geotérmica del Norte S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	63,192	—	63,192	—	—	63,192	13,607
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	4,380	—	4,380	—	—	4,380	8,630
	Campaigns and Studies	Contracts for Environmental Monitoring (Birds Collision - Flora and Fauna - Archeology, others)	In progress	366,260	—	366,260	—	—	366,260	275,403
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	18,821	—	18,821	—	—	18,821	30,286
Parque Eólico Talinay Oriente S.A.	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	11,763	—	11,763	—	—	11,763	1,251
	Campaigns and Studies	Contracts for Environmental Monitoring (Birds Collision - Flora and Fauna - Archeology, others)	In progress	30,882	—	30,882	—	—	30,882	5,559
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	27,118	—	27,118	—	—	27,118	614
	Household waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	19,664	—	19,664	—	—	19,664	—
		Household / domestic waste removal contract	In progress	21,942	—	21,942	—	—	21,942	11,713
		Total		17,758,581	7,593,029	10,165,552	42,004,660		59,763,241	7,378,941

				12-31-2023
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	34,473	—	34,473	34,473	12-31-2024	68,946
		Environmental Sanitation	In progress	854	—	854	854	12/31/2024	1,708
		Materials Environment	In progress	9,085	—	9,085	9,085	12/31/2024	18,170
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	1,532,887	—	1,532,887	—	—	1,532,887
	Improvements in the MT network	Replacement underground transformers by Technical Standard (PCB)	Completed	230,606	230,606	—	—	—	230,606
	SEF STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	639,601	639,601	—	—	—	639,601
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	587,545	105,196	482,349	1,211,306	12/31/2024	1,798,851
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,174,689	436,295	738,394	615,621	12/31/2024	1,790,310
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	143,262	—	143,262	359,295	12/31/2024	502,557
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	91,480	—	91,480	—	—	91,480
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	22,180	—	22,180	—	—	22,180
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	58,235	—	58,235	—	—	58,235
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	19,073	—	19,073	—	—	19,073
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	22,707	—	22,707	—	—	22,707
	Outsourced services	Other services (contracts with third parties)	In progress	83,111	—	83,111	—	—	83,111
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	108,170	—	108,170	—	—	108,170
	Domestic waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	6,177	—	6,177	—	—	6,177
	Legal requirement contract	Environmental and sectorial permit management contract.	In progress	27,037	—	27,037	—	—	27,037
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	41,615	—	41,615	—	—	41,615
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	388,175	—	388,175	—	—	388,175
	Wildlife monitoring	Contracts for Environmental Monitoring (Wildlife)	In progress	100,470	—	100,470	—	—	100,470
	Archaeological monitoring	Monitoring of archaeological sites	In progress	36,972	—	36,972	—	—	36,972
	Noise monitoring	Noise monitoring	In progress	30,545	—	30,545	—	—	30,545
Geotérmica del Norte S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	13,607	—	13,607	—	—	13,607
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	8,630	—	8,630	—	—	8,630
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	15,675	—	15,676	—	—	15,675
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, others)	In progress	275,403	—	275,403	—	—	275,403
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	613	—	613	—	—	613
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	1,140	—	1,140	—	—	1,140
	Outsourced services	Other services (contracts with third parties)	In progress	30,286	30,286	30,286	—	—	30,286
Parque Eólico Talinay Oriente S.A.	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	15,903	—	15,903	—	—	15,903
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	1,251	—	1,251	—	—	1,251
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	5,478	—	5,478	—	—	5,478
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	5,559	—	5,559	—	—	5,559
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, others)	In progress	614	—	614	—	—	614
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	585	—	585	—	—	585
	Domestic waste removal	Household / domestic waste removal contract	In progress	11,713	—	11,713	—	—	11,713
	Bird Collision Monitoring Contract	Bird Collision Monitoring Contract	In progress	22,203	—	22,203	—	—	22,203
		Total		5,797,609	1,441,984	4,385,912	2,230,634		8,028,243

				12-31-2022
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	29,164	—	29,164	5,405	12-31-2023	34,569
		Environmental Sanitation	In progress	3,105	—	3,105	19,298	12-31-2023	22,403
		Materials Environment	In progress	25,144	—	25,144	24,720	12-31-2023	49,864
Enel Distribución Chile S.A.	Vegetation Control In At Networks (OPEX)	This activity contemplates the maintenance of the band of easement of high voltage lines between 34.5 and 500kv.	In progress	525,809	—	525,809	—	—	525,809
	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	2,383,970	—	2,383,970	—	—	2,383,970
	Improvements in the MT network	Replacement underground transformers by Technical Standard (PCB)	In progress	139,820	—	139,820	—	—	139,820
	SEF standardization project (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	2,932,689	—	2,932,689	—	—	2,932,689
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	1,611,874	689,327	922,547	632,635	12-31-2023	2,244,509
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,231,175	182,861	1,048,314	2,120,483	12-31-2023	3,351,658
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	426,453	—	426,453	718,751	12-31-2023	1,145,204
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	75,422	—	75,422	193,828	12-31-2023	269,250
	Environmental sanitation	Contracts for vector control, deratization, disinfection	In progress	22,316	—	22,316	195,796	12-31-2023	218,112
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	61,552	—	61,552	91,153	12-31-2023	152,705
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	75,481	—	75,481	114,211	12-31-2023	189,692
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	13,234	—	13,234	109,770	12-31-2023	123,004
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	14,203	—	14,203	46,944	12-31-2023	61,147
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	65,043	—	65,043	110,887	12-31-2023	175,930
	Outsourced services	Other services (contracts with third parties)	In progress	10,932	—	10,932	227,590	12-31-2023	238,522
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	43,576	—	43,576	181,299	12-31-2023	224,875
	Domestic waste removal	Household / domestic waste removal contract	In progress	78,617	—	78,617	69,700	12-31-2023	148,317
	Environment travel	Tickets - accommodation and travel allowance for site visits to facilities	In progress	49,605	—	49,605	99,316	12-31-2023	148,921
	Legal requirement contract	Environmental and sectorial permit management contract.	In progress	217,870	—	217,870	617,101	12-31-2023	834,971
	Bird collision monitoring contract	Bird Collision Monitoring Contract	In progress	71,680	—	71,680	63,000	12-31-2023	134,680
	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	26,667	—	26,667	36,764	12-31-2023	63,431
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	2,293	—	2,293	37,750	12-31-2023	40,043
Geotérmica del Norte S.A.	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	5,589	—	5,589	5,378	12-31-2023	10,967
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	277,126	—	277,126	406,915	12-31-2023	684,041
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	4,209	—	4,209	5,227	12-31-2023	9,436
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	3,659	12-31-2023	3,659
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	31,411	—	31,411	—	12-31-2023	31,411
	Domestic waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	8,150	—	8,150	10,950	12-31-2023	19,100
	Vegetation control in AT networks	This activity contemplates the maintenance of the band of easement of high voltage lines between 34.5 and 500kv.	In progress	102,015	—	102,015	142,081	11-30-2022	244,096
		It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	223,178	—	223,178	—	—	223,178
Enel Transmisión Chile S.A.	Environmental management in SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures	In progress	59,999	—	59,999	81,570	11-30-2022	141,569
	Environmental management	Environmental management of reforestation in the Parque Metropolitano.	In progress	7,715	—	7,715	2,580	11-30-2022	10,295
		Nests and Others	In progress	1,590	—	1,590	6,010	11-30-2022	7,600
	Silica gel replacement in power transformers	Considers the replacement of silica gel (hygroscopic salt) to one (1) power transformer.	Completed	113	—	113	—	—	113
Parque Eolico Talinay Oriente S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	6,496	—	6,496	7,841	12-31-2023	14,337
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	1,789	—	1,789	15,642	12-31-2023	17,431
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	4,916	—	4,916	4,640	12-31-2023	9,556
	Campaigns and studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	39,093	—	39,093	—	-	39,093
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	1,949	—	1,949	5,227	12-31-2023	7,176
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	1,830	12-31-2023	1,830
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	453	—	453	—	—	453
	Domestic waste removal	Household / domestic waste removal contract	In progress	8,884	—	8,884	25,027	12-31-2023	33,911
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	41,476	—	41,476	—	—	41,476
		Total		10,963,845	872,188	10,091,657	6,440,978		17,404,823